Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and contingencies [Abstract]
Rental expenses	$ 8,511	$ 5,253	$ 5,009
Operating lease commitments
2015	10,982
2016	6,469
2017	3,228
2018	1,887
2019	373
Total	22,939
Purchase of new office building
2015	151,943
2016
2017
2018
2019
Total	151,943
Server custody and bandwidth fee commitments
2015	1,360
2016
2017
2018
2019
Total	1,360
Advertising commitments
2015	45,659
2016	38
2017
2018
2019
Total	45,697
Total non-cancelable agreements
2015	209,944
2016	6,507
2017	3,228
2018	1,887
2019	373
Total	$ 221,939